Employee Benefit and Related Expenses - Summary of Employee Benefit and Related Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Salaries, wages, labor service expenses and other benefits	¥ 102,943	¥ 95,254	¥ 86,610
Retirement costs: contributions to defined contribution retirement plans	15,324	10,943	15,908
Share-based compensation expenses	413	232
Employee benefit and related expenses	¥ 118,680	¥ 106,429	¥ 102,518